ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	May 05, 2025	Jan. 31, 2025	Jun. 30, 2025
Business Acquisition [Line Items]
Business acquisition, number of shares issued	653,985
Share consideration			$ 1,502
End 2 End [Member]
Business Acquisition [Line Items]
Business acquisition, number of shares issued		214,657
Share consideration		$ 990
Cash consideration		6,741
Holdback arrangement		$ 475
Holdback consideration, number of shares issued		102,938	461,076
Holdback consideration, number of shares issued, value		$ 1,663	$ 1,663
Financial expenses and others, net			221
Additional cash consideration			$ 1,587
End 2 End [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, amortization period			2 years
End 2 End [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, amortization period			4 years